Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (8,409)	$ (2,934)	$ (15,619)	$ (9,618)
Other comprehensive income (loss):
Unrealized (loss) gain on securities available-for-sale	(1)	34	(4)	11
Total other comprehensive income (loss)	(1)	34	(4)	11
Comprehensive loss	$ (8,410)	$ (2,900)	$ (15,623)	$ (9,607)